EARNINGS (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS (LOSS) PER ORDINARY SHARE
EARNINGS (LOSS) PER ORDINARY SHARE

NOTE 25 – EARNINGS (LOSS) PER ORDINARY SHARE:

a.	Basic

The following is data taken into account in the computation of basic earnings (loss) per share:

	Year Ended December 31,
	2025	2024	2023
Earnings (Loss) from continuing operation (U.S. dollars in thousands)	(8,080)	360	(18,498)
Earnings (Loss) from discontinued operation (U.S. dollars in thousands)	7,651	(8,628)	42,414
Earnings (Loss) attributible to ordinary shares	(429)	(8,268)	23,916
Weighted average number of ordinary shares outstanding during the period (in thousands)	31,591,752	12,322,721	2,591,222
Basic earnings (loss) per share (U.S. dollars) from continuing operation	(0.00)	0.00	(0.01)
Basic earnings (loss) per share (U.S. dollars) from discontinued operation	0.00	(0.00)	0.02
Total Basic earnings (loss) per share (U.S. dollars)	(0.00)	(0.00)	0.01

b.	Diluted

The Company has three categories of potentially dilutive ordinary shares: warrants issued to investors and options, and RSUs issued to employees and service providers. The effect of these options, RSUs and warrants on the loss per share from continuing operation for all reporting years is anti-dilutive.

The calculation of diluted earnings (loss) per share as of December 31, 2025, does not include 8,082,156,400 of ordinary shares underlying warrants, 23,170,400 of ordinary shares underlying options and 616,420,000 of ordinary shares underlying RSUs, because the effect would be anti-dilutive.